INCOME TAXES - Components Of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Current income taxes	$ 286	$ 213
Deferred income tax expense/(recovery)
Origination and reversal of temporary differences	499	384
Recovery arising from previously unrecognized tax assets	3	27
Change of tax rates and new legislation	(175)	(969)
Total deferred income taxes	327	(558)
Income taxes	$ 613	$ (345)